Related Party Transactions (Details) - USD ($)		3 Months Ended		9 Months Ended	12 Months Ended		21 Months Ended
	Nov. 12, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2023
Related Party Transactions [Abstract]
Rent expense		$ 9,900	$ 9,900	$ 29,700	$ 39,600	$ 29,700	$ 29,700
Service percentage	10.00%				10.00%
Training platform development	$ 4,750				$ 4,750
Rent expense paid					69,300
Loans payable					$ 155,989